Restricted assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 92,702	$ 259,769
Bonds Due 2023 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	28,202
Bonds Due 2024 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 64,500
Bonds Due 2025 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares		112,737
Bonds Due 2026 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares		$ 147,032